Stock-Based Compensation (Details) - SHAPEWAYS, INC - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 23, 2010	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares of common stock that may be issued	16,942,546
Expiration term		10 years		10 years
Vesting term		4 years		4 years
Number of options granted		37,000	2,185,299	2,251,449	1,814,392
Exercise price		$ 0.28		$ 0.37	$ 0.37
Stock compensation expense		$ 345	$ 361	$ 721	$ 740
Weighted-average grant-date fair value per stock option granted		$ 0.15	$ 0.18	$ 0.18
Unrecognized compensation expense		$ 612	$ 1,296	$ 940	$ 1,429
Unrecognized compensation expense expected to be recognized over the weighted average period		1 year 3 months 3 days		1 year 3 months 3 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	4 years
Exercise price		$ 0.28	$ 0.28	$ 0.28	$ 0.28
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	10 years
Exercise price		$ 0.37	$ 0.37	$ 0.37	$ 0.37